UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21712

CLOUGH GLOBAL OPPORTUNITIES FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Opportunities Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2006

Item 1 – Schedule of Investments.

CLOUGH GLOBAL OPPORTUNITIES FUND

QUARTERLY STATEMENT OF INVESTMENTS

June 30, 2006 (UNAUDITED)

	Shares	Value
COMMON STOCKS 62.15%

Consumer/Retail 3.02%
Daimaru, Inc.	236,000	$3,126,320
Fast Retailing Company, Ltd.	36,000	2,941,279
Komeri Company, Ltd.	110,000	3,479,553
Matsumotokiyoshi Co.	58,500	1,487,548
Nitori Co., Ltd.	60,000	2,920,308
Sapporo Holdings, Ltd.	420,000	2,124,956
Sugi Pharmacy Co.	76,000	1,507,515
Uni-Charm Corp.	147,700	8,156,798
Yamada Denki Co., Ltd.	31,700	3,232,602
		28,976,879

Energy 19.33%
Coal 0.38%
Massey Energy Company	100,800	3,628,800

Exploration & Production 6.38%
Anadarko Petroleum Corp.	20,000	953,800
Canadian Natural Resources, Ltd.	18,000	996,840
Carrizo Oil & Gas, Inc. (a)	30,000	939,300
Chesapeake Energy Corp.	237,500	7,184,375
Chevron Corp.	30,000	1,861,800
ConocoPhillips	60,000	3,931,800
Encana Corp.	180,300	9,490,992
Hess Corp.	160,900	8,503,565
Newfield Exploration Co. (a)	231,000	11,305,140
OAO Gazprom - Spon ADR	138,000	5,802,900
Parallel Petro Corp. (a)	25,400	627,634
Petroleo Brasileiro - Spon ADR	67,200	6,001,632
Southwestern Energy Co. (a)	91,300	2,844,908
Talisman Energy, Inc.	50,000	872,525
		61,317,211

Oil Services and Drillers 12.35%
Baker Hughes, Inc.	100,000	8,185,000
Cooper Cameron Corp. (a)	212,000	10,127,240
Diamond Offshore Drilling, Inc.	139,000	11,666,270
ENSCO International, Inc.	111,300	5,122,026
FMC Technologies, Inc. (a)	131,600	8,877,736
Global SantaFe Corp.	108,300	6,254,325
Grant Prideco, Inc. (a)	10,000	447,500
Halliburton Company	80,000	5,936,800
Helix Energy Solution (a)	87,100	3,515,356
Hydril (a)	7,800	612,456
National - Oilwell, Inc. (a)	102,700	6,502,964
Noble Corp.	115,700	8,610,394
Oil States International, Inc. (a)	43,000	1,474,040
Rowan Cos., Inc.	128,886	4,587,053
Schlumberger, Ltd.	73,700	4,798,607
Smith International, Inc.	120,000	5,336,400
Suncor Energy, Inc.	143,700	11,641,137

Superior Energy Services, Inc. (a)	52,000	1,762,800
Transocean, Inc. (a)	117,000	9,397,440
Weatherford International, Ltd. (a)	76,700	3,805,854
		118,661,398

Refiners 0.22%
Valero Energy Corp.	32,700	2,175,204
TOTAL ENERGY		185,782,613

Finance 12.80%
Banks 10.27%
Banco Bilbao Vizcaya - Spon ADR	295,400	6,085,240
Banco Bradesco - Spon ADR	295,500	9,187,095
Banco Itau Holding Financeira - Spon ADR	78,900	2,300,724
BanColombia - Spon ADR	78,500	1,891,850
Bank of New York Co., Inc.	214,000	6,890,800
Bank of Yokohama, Ltd.	908,000	7,021,846
Barclays Plc - Spon ADR	285,900	13,088,502
Daiwa Securities Group, Inc.	438,000	5,220,482
HSBC Holdings Plc - Spon ADR	97,300	8,596,455
Kookmin Bank - Spon ADR	56,000	4,651,360
Lloyds TSB Group Plc - Spon ADR	57,300	2,261,631
Mellon Financial Corp.	112,800	3,883,704
Mizuho Financial Group, Inc.	780	6,604,509
Nikko Cordial Corp.	344,000	4,400,699
Nomura Holdings, Inc. - ADR	90,000	1,692,000
Nomura Holdings, Inc.	298,000	5,585,547
Shizuoka Bank, Ltd.	575,000	6,210,241
Siam Commercial Bank	2,080,000	3,137,461
		98,710,146

Non-Bank 2.53%
Apollo Investment Corp.	402,300	7,434,504
Hong Kong Exchanges	800,000	5,145,307
Mitsubishi UFJ Securities Group, Inc.	388,000	5,004,264
Mitsubishi UFJ Financial Group, Inc.	213,700	2,981,115
Thomas Weisel Group (a)	55,100	1,047,451
Waddell & Reed Financial, Inc. - Class A	133,700	2,748,872
		24,361,513
TOTAL FINANCE		123,071,659

Healthcare 0.63%
Biosphere Medical, Inc. (a)	59,500	377,825
Sepracor, Inc. (a)	100,000	5,714,000
		6,091,825

Industrial 3.91%
American Science & Engineering, Inc. (a)	71,000	4,112,320
Chicago Bridge & Iron Company	313,500	7,571,025
Dresser-Rand Group, Inc. (a)	58,100	1,364,188
Empresa Brasileira de Aeronautica -Spon ADR	51,700	1,885,499
General Electric Co.	123,500	4,070,560
Hexcel Corp. (a)	30,700	482,297
Infrasource Services, Inc. (a)	44,100	803,061
Ingersoll-Rand Co., Ltd. Class A	95,600	4,089,768
Kokuyo Company, Ltd.	151,000	2,525,463
McDermott International, Inc. (a)	69,400	3,155,618

Mueller Water Products, Inc. (a)	500	8,705
Olin Corp.	268,300	4,810,619
Pasona, Inc.	915	1,751,005
Willbros Group, Inc. (a)	48,100	911,014
		37,541,142

Insurance 4.64%
ACE, Ltd.	18,300	925,797
American International Group	22,000	1,299,100
Everest Re Group, Ltd.	99,300	8,596,401
Marsh & McLennan Cos., Inc.	105,900	2,847,651
Metlife, Inc.	40,000	2,048,400
Montpelier Re Holdings, Ltd.	746,500	12,906,985
PartnerRe, Ltd.	110,100	7,051,905
Platinum Underwriters Holdings	283,700	7,937,926
RAM Hldgs, Ltd. (a)	80,700	1,014,399
		44,628,564

Metals & Mining 2.19%
Coeur d’Alene Mines (a)	217,600	1,046,656
Cameco Corp.	60,000	2,398,200
North American Palladium, Ltd. (a)	125,800	1,094,460
Pan American Silver Corp. (a)	179,600	3,231,004
Stillwater Mining Co. (a)	88,700	1,124,716
Streettracks Gold Trust (a)	198,100	12,127,682
		21,022,718

Real Estate 1.92%
Daiwa House Industry Co.	300,000	4,797,274
Goldcrest Company, Ltd.	103,600	5,078,609
TOC Co., Ltd.	829,000	4,389,846
Tokyo Corp.	724,000	4,226,075
		18,491,804

REIT 0.05%
Champion REIT (a)	893,000	442,688

Technology & Communications 6.05%
Avnet, Inc. (a)	225,500	4,514,510
Cisco Systems, Inc. (a)	102,800	2,007,684
CTC Media, Inc. (a)	4,700	85,822
Google, Inc. - Class A (a)	9,100	3,815,903
Micron Technology, Inc. (a)	127,100	1,914,126
Microsoft Corp.	762,400	17,763,920
Motorola, Inc.	97,300	1,960,595
News Corp - Class B	347,400	7,010,532
Oracle Corp. (a)	447,300	6,481,377
Radvision, Ltd. (a)	198,900	3,170,466
Research In Motion (a)	56,900	3,969,913
Yahoo!, Inc. (a)	165,000	5,445,000
		58,139,848

Transportation 1.37%
All Nippon Airways	1,030,000	3,960,154
AMR Corp. (a)	190,000	4,829,800
Nippon Express Co., Ltd.	806,000	4,352,569
		13,142,523

Utilities 6.24%
British Energy Group Plc (a)	200,000	2,489,044
Duke Energy Corp.	50,000	1,468,500
Edison International	212,600	8,291,400
Exelon Corp.	130,000	7,387,900
FPL Group, Inc.	80,000	3,310,400
ITC Holdings Corp.	35,400	940,932
Mirant Corp. (a)	158,600	4,250,480
NiSource, Inc.	267,200	5,835,648
NRG Energy, Inc. (a)	75,000	3,613,500
Public Service Enterprise Group, Inc.	115,000	7,603,800
Reliant Energy, Inc. (a)	640,000	7,667,200
Southern Company	70,000	2,243,500
Williams Cos., Inc.	208,100	4,861,216
		59,963,520

TOTAL COMMON STOCKS (Cost $605,892,889)		597,295,783

EXCHANGE TRADED FUNDS 1.57%
iShares FTSE/Xinhua China 25 Index Fund	44,300	3,399,582
iShares MSCI Brazil	50,000	1,955,500
iShares MSCI Canada	90,000	2,137,500

iShares MSCI Malaysia	200,000	1,458,000
iShares MSCI Mexico	101,500	3,754,485
iShares S&P Tokyo	20,000	2,401,800

TOTAL EXCHANGE TRADED FUNDS (Cost $16,663,758)		15,106,867

		Principal
	Coupon	Amount
CORPORATE BONDS 2.94%
Merrill Lynch
06/13/2008	15.22%	5,000,000	5,111,000
06/13/2008	15.22%	15,000,000	15,333,000
Consolidated Edison Co. of New York *
06/15/2036 (b)	6.20%	8,000,000	7,814,584

TOTAL CORPORATE BONDS (Cost $27,939,888)			28,258,584

ASSET/MORTGAGE BACKED SECURITIES 10.25%
Federal Home Loan Mortgage Corporation (FHLMC) Gold
04/01/2036	6.00%	5,000,000	4,925,155
06/01/2036 *	6.00%	15,000,000	14,775,465
06/01/2036	6.00%	5,000,000	4,925,155
06/01/2036	6.00%	25,000,000	24,625,775
Federal National Mortgage Association (FNMA) Pool
04/01/2036	6.00%	5,000,000	4,923,595
06/01/2036	6.00%	10,000,000	9,847,190
05/01/2036	6.00%	10,000,000	9,847,190
06/01/2036	6.00%	25,000,000	24,617,975

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $99,183,595)			98,487,500

GOVERNMENT & AGENCY OBLIGATIONS 14.27%
Federal Home Loan Bank System (FHLB)
8/15/2006	3.50%	8,000,000	7,981,656
7/28/2006	2.51%	5,000,000	4,989,900
Federal Home Loan Mortgage Corporation (FHLMC)
07/28/2006	2.20%	3,000,000	2,993,241
05/23/2016	6.125%	20,000,000	19,996,280
10/19/2015	5.25%	30,000,000	28,837,350
08/15/2006	2.75%	8,500,000	8,473,276
07/15/2006 (b)	5.50%	5,000,000	4,999,925
Federal National Mortgage Association (FNMA)
8/11/2006	2.75%	8,000,000	7,977,216
U.S. Treasury Bond
02/15/2031 *	5.375%	50,000,000	50,878,950

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $137,987,666)			137,127,794

	Expiration	Exercise	Number of
	Date	Price	Contracts
PURCHASED OPTIONS 1.76%
Call Options Purchased - 1.73%
Diamond Offshore Drilling	January, 2007	$80.00	2,000	2,530,000
Hess Corp.
	January, 2008	$50.00	1,000	1,155,000

	January, 2008	$46.63	5,500	7,425,000
ConocoPhillips
	January, 2008	$65.00	2,000	2,190,000
	January, 2008	$70.00	1,500	1,320,000
iShares Lehman 20+
	December, 2006	$87.00	5,000	562,500
	September, 2006	$85.00	5,000	550,000
Phelps Dodge Corp.	January, 2007	$80.00	800	944,000
TOTAL CALL OPTIONS PURCHASED (Cost $15,394,595)				16,676,500

Put Options Purchased - 0.03%
Phil Gold/Silver Ind	July, 2006	$142.50	700	304,500
TOTAL CALL OPTIONS PURCHASED (Cost $846,650)				304,500
TOTAL PURCHASED OPTIONS (Cost $16,241,245)				16,981,000

	Shares/
	Principal Amount
SHORT TERM INVESTMENTS 10.94%
JP Morgan Prime	5,601,620	5,601,620
Bear Stearns, U.S. C/P, 8/30/2006 *	25,000,000	24,795,792
Federal Home Loan Bank System (FHLB), 7/26/2006 *	10,000,000	9,969,636
Merrill Lynch, U.S. C/P, 8/15/2006	40,000,000	39,759,200
Mitsubishi UFJ, CD, 7/18/2006, 5.10%	25,000,000	25,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $105,126,247)		105,126,247

Total Investments - 103.88% (Cost $1,009,035,288)		998,383,775

Liabilities in excess of Other Assets - (3.88)%		(37,300,173)
NET ASSETS - 100.00%		$961,083,602

SCHEDULE OF OPTIONS WRITTEN

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value

COVERED CALL OPTIONS WRITTEN
Phelps Dodge Corp	January, 2007	$100.00	800	$(320,000)
iShares Lehman 20+	September, 2006	89.00	5,000	(62,500)
Diamond Offshore	January, 2007	100.00	2,000	(910,000)
Hess Corp.	January, 2008	58.38	6,500	(4,972,500)
ConocoPhillips	January, 2008	115.00	1,500	(127,500)
	January, 2008	80.00	2,000	(1,080,000)
TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $6,095,707)				(7,472,500)

PUT OPTIONS WRITTEN
iShares Lehman 20+	September, 2006	80.00	5,000	(125,000)
ConocoPhillips	January, 2008	50.00	1,500	(363,750)
Phil Gold/Silver Ind	July, 2006	117.50	700	(7,000)

TOTAL PUT OPTIONS WRITTEN (Premiums received $784,336)				(495,750)

TOTAL OPTIONS WRITTEN (Premiums received $6,880,043)				$(7,968,250)

SCHEDULE OF SECURITIES SOLD SHORT

	Shares
Archer-Daniels-Midland Co.	(83,000)	$(3,426,240)
The Bear Stearns Cos, Inc.	(13,300)	(1,863,064)
Cardinal Health, Inc.	(5,000)	(321,650)
Cheniere Energy, Inc. (a)	(65,000)	(2,535,000)
El Paso Corp.	(243,100)	(3,646,500)
Factset Research Systems, Inc.	(18,200)	(860,860)
Goldman Sachs Group, Inc.	(19,900)	(2,993,557)
Jefferies Group, Inc.	(71,600)	(2,121,508)
LandAmerica Financial	(28,100)	(1,815,260)
Lear Corp.	(52,700)	(1,170,467)
Longs Drug Stores Corp.	(71,800)	(3,275,516)
Merrill Lynch & Co., Inc.	(41,800)	(2,907,608)
Morgan Stanley	(49,400)	(3,122,574)
Sony Corp. (c)	(68,700)	(3,025,548)
Thor Industries, Inc.	(27,600)	(1,337,220)
Toro Co.	(44,700)	(2,087,490)
Unit Corp (a)	(49,500)	(2,816,055)
Wynn Resorts Ltd. (a)	(33,600)	(2,462,880)
Total Securities Sold Short (Proceeds $40,308,960)		$(41,788,997)

ADR	American Depositary Receipt
(a)	Non Income Producing Security
(b)	Private Placement; these securities may only be resold in transactions exempt from registration under the securities Act of 1933.
*	Security, or portion of security, is being held as collateral for written options and/or short sales.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

As of June 30, 2006

Gross appreciation (excess of value over tax cost)	21,593,937
Gross depreciation (excess of tax cost over value)	(27,379,415)
Net unrealized appreciation	(5,785,477)
Cost of investments for income tax purposes	1,004,169,252

See Notes to Quarterly Statement of Investments

Notes to Quarterly Statement of Investments

1.  Significant Accounting and Operating Policies

Clough Global Opportunities Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 12, 2006.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business.  As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the closing price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional

10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of June 30, 2006 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of April 26, 2006 (inception)	—	—
Positions opened	14,800	$6,095,707
Options expired	—	—
Options split	3,000	—

Outstanding, June 30, 2006	17,800	$6,095,707
Market Value, June 30, 2006		$(7,472,500)

PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of April 26, 2006 (inception)	—	—
Positions opened	7,500	$858,736
Options expired	—	—
Options split	(300)	(74,400)

Outstanding, June 30, 2006	7,200	$784,336
Market Value, June 30, 2006		$(495,750)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	August 28, 2006

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial
officer)

Date:	August 28, 2006